Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,264,900
Previously Paid Amount	0.00
Total Fee Amount	588.98
Total Offset Amount	0.00
Net Fee	588.98
Narrative - Max Aggregate Offering Price	$ 4,264,900
Final Prospectus	true